Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Optimize Strategy Index ETF
Shareholder Report [Line Items]
Fund Name	Optimize Strategy Index ETF
Class Name	Optimize Strategy Index ETF
Trading Symbol	OPTZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Optimize Strategy Index ETF for the period of April 22, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.optzfund.com/optz. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.optzfund.com/optz
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Optimize Strategy Index ETF	$24*	0.50%**
[1],[2]
Expenses Paid, Amount	$ 24	[2]
Expense Ratio, Percent	0.50%	[1]
Updated Performance Information Location [Text Block]	Visit https://www.optzfund.com/optz for more recent performance information.
Net Assets	$ 154,520,862
Holdings Count | $ / shares	331
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$154,520,862
Number of Holdings	331
Portfolio Turnover	39%

Holdings [Text Block]

Top 10 Holdings	(%)
Arista Networks, Inc.	1.3%
Intel Corp.	1.3%
First Solar, Inc.	1.3%
Advanced Micro Devices, Inc.	1.3%
NVIDIA Corp.	1.3%
SMART Global Holdings, Inc.	1.3%
Applied Materials, Inc.	1.2%
Dell Technologies, Inc. - Class C	1.2%
Salesforce, Inc.	1.2%
F5, Inc.	1.2%

Top Sectors	(%)
Technology	25.7%
Consumer, Cyclical	18.3%
Communications	15.7%
Consumer, Non-cyclical	14.0%
Financial	11.0%
Industrial	10.0%
Energy	2.4%
Basic Materials	1.8%
Utilities	0.7%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.optzfund.com/optz

[1]
**	Expense Ratio is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would be higher if the Fund had been in operation for the full six months.